John Hancock Funds II

Supplement dated July 1, 2014 to the current Prospectus

Floating Rate Income Fund (the “Fund”)

Effective July 1, 2014, the Advisory fees for the Fund under “Management fees” in the “Who’s who” section of the Prospectus are revised and restated as follows:

Average daily net assets	Annual rate
First $1.1 billion	0.700%
Next $0.9 billion	0.675%
Next $1.5 billion	0.650%
Excess over $3.5 billion	0.600%

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class NAV Prospectus

Floating Rate Income Fund (the “Fund”)

Effective July 1, 2014, the Advisory fees for the Fund under “Appendix A – Schedule of Management Fees” are revised and restated as follows:

Floating Rate Income	0.700%	— first $1.1 billion;
	0.675%	— next $0.9 billion;
	0.650%	— next $1.5 billion;
	0.600%	— excess over $3.5 billion;

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class 1 Prospectus

Floating Rate Income Fund (the “Fund”)

Effective July 1, 2014, the Advisory fees for the Fund under “Appendix A – Schedule of Management Fees” are revised and restated as follows:

Floating Rate Income	0.700%	— first $1.1 billion;
	0.675%	— next $0.9 billion;
	0.650%	— next $1.5 billion;
	0.600%	— excess over $3.5 billion;

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.